Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, period increase (decrease)	$ 9,300
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	10,456	$ 10,707	$ 11,960	$ 12,540	$ 12,512
Provision for credit losses, loans	14,005	2,687	1,744	2,528	3,770
Interest income on certain impaired loans	(153)	(147)	(166)	(186)	(205)
Loan charge-offs	(4,525)	(4,193)	(4,428)	(4,587)	(5,247)
Loan recoveries	1,236	1,431	1,684	1,659	1,727
Net loan charge-offs	(3,289)	(2,762)	(2,744)	(2,928)	(3,520)
Other	23	(29)	(87)	6	(17)
Allowance for credit losses, ending balance	19,713	10,456	10,707	11,960	12,540
Components:
Allowance for loan losses						$ 18,516		$ 9,551
Allowance for credit losses, loans	$ 10,456	$ 10,456	$ 11,960	$ 12,540	$ 12,512	$ 19,713		$ 10,456	$ 10,707	$ 11,960	$ 12,540
Net loan charge-offs as a percentage of average total loans	0.35%	0.29%	0.29%	0.31%	0.37%
Allowance for loan losses as a percentage of total loans						2.09%		0.99%	1.03%	1.15%	1.18%
Allowance for credit losses as a percentage of total loans						2.22%		1.09%	1.12%	1.25%	1.30%
COVID-19 [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, period increase (decrease)	$ 10,600
Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0
Allowance for credit losses, ending balance		$ 0
Components:
Allowance for credit losses, loans	0	0						$ 0
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, allowance for credit loss, period increase (decrease)	(1,300)
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	(1,337)	0	$ 0	$ 0	$ 0
Allowance for credit losses, ending balance		(1,337)	0	0	0
Components:
Allowance for credit losses, loans	(1,337)	0	0	0	0			(1,337)	$ 0	$ 0	$ 0
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	8	0	0	0	0
Allowance for credit losses, ending balance		8	0	0	0
Components:
Allowance for credit losses, loans	8	0	0	0	0			8	0	0	0
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	9,127	10,707	11,960	12,540	12,512
Allowance for credit losses, ending balance		9,127	10,707	11,960	12,540
Components:
Allowance for credit losses, loans	9,127	10,707	10,707	12,540	12,512			9,127	10,707	11,960	12,540
Allowance for loan losses [Member]
Components:
Allowance for loan losses						$ 18,516		9,551	9,775	11,004	11,419
Allowance for unfunded credit commitments [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	905	932	956	1,121
Allowance for credit losses, ending balance	1,197	905	932	956	1,121
Components:
Allowance for credit losses, loans	905	932	956	1,121	1,121	1,197		905	932	$ 956	$ 1,121
Total Commercial [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	6,245	6,417
Provision for credit losses, loans	9,770	518
Interest income on certain impaired loans	(61)	(46)
Loan charge-offs	(1,849)	(911)	(839)	(872)	(1,488)
Loan recoveries	259	259	410	426	428
Net loan charge-offs	(1,590)	(652)
Other	13	8
Allowance for credit losses, ending balance	11,516	6,245	6,417
Components:
Allowance for credit losses, loans	11,516	6,417	6,417			11,516		6,245	6,417
Total Commercial [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0
Allowance for credit losses, ending balance		0
Components:
Allowance for credit losses, loans	0	0						0
Total Commercial [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Components:
Allowance for credit losses, loans							$ (2,900)
Total Commercial [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	(2,861)	0
Allowance for credit losses, ending balance		(2,861)	0
Components:
Allowance for credit losses, loans	(2,861)	0	0					(2,861)	0
Total Commercial [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0	0
Allowance for credit losses, ending balance		0	0
Components:
Allowance for credit losses, loans	0	0	0					0	0
Total Commercial [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	3,384	6,417
Allowance for credit losses, ending balance		3,384	6,417
Components:
Allowance for credit losses, loans	3,384	6,417	6,417				3,400	3,384	6,417
Commercial and industrial loans [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(1,440)	(802)	(727)	(789)	(1,419)
Loan recoveries	201	195	304	297	263
Commercial real estate mortgage [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(302)	(38)	(42)	(38)	(27)
Loan recoveries	19	32	70	82	116
Commercial real estate construction [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	0	(1)	0	0	(1)
Loan recoveries	19	13	13	30	38
Lease financing [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(107)	(70)	(70)	(45)	(41)
Loan recoveries	20	19	23	17	11
Total Consumer [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	4,211	4,290
Provision for credit losses, loans	4,235	2,169
Interest income on certain impaired loans	(92)	(101)
Loan charge-offs	(2,676)	(3,282)	(3,589)	(3,715)	(3,759)
Loan recoveries	977	1,172	1,274	1,233	1,299
Net loan charge-offs	(1,699)	(2,110)
Other	10	(37)
Allowance for credit losses, ending balance	8,197	4,211	4,290
Components:
Allowance for credit losses, loans	8,197	4,290	4,290			$ 8,197		4,211	4,290
Total Consumer [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	0
Allowance for credit losses, ending balance		0
Components:
Allowance for credit losses, loans	0	0						0
Total Consumer [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Components:
Allowance for credit losses, loans							1,500
Total Consumer [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	1,524	0
Allowance for credit losses, ending balance		1,524	0
Components:
Allowance for credit losses, loans	1,524	0	0					1,524	0
Total Consumer [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	8	0
Allowance for credit losses, ending balance		8	0
Components:
Allowance for credit losses, loans	8	0	0					8	0
Total Consumer [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	5,743	4,290
Allowance for credit losses, ending balance		5,743	4,290
Components:
Allowance for credit losses, loans	5,743	4,290	4,290				5,700	5,743	$ 4,290
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(90)	(129)	(179)	(240)	(452)
Loan recoveries	95	179	267	288	373
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Loan charge-offs	(88)	(118)	(179)	(279)	(495)
Loan recoveries	143	184	219	266	266
Credit card [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	2,300
Loan charge-offs	(1,504)	(1,714)	(1,599)	(1,481)	(1,259)
Loan recoveries	365	344	307	239	207
Allowance for credit losses, ending balance		2,300
Components:
Allowance for credit losses, loans	2,300	2,300						2,300
Credit card [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Components:
Allowance for credit losses, loans							700
Credit card [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Components:
Allowance for credit losses, loans							2,900
Auto [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	500
Loan charge-offs	(536)	(647)	(947)	(1,002)	(845)
Loan recoveries	266	341	363	319	325
Allowance for credit losses, ending balance		500
Components:
Allowance for credit losses, loans	500	500						500
Auto [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Components:
Allowance for credit losses, loans							300
Auto [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Components:
Allowance for credit losses, loans							700
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning balance	600
Loan charge-offs	(458)	(674)	(685)	(713)	(708)
Loan recoveries	108	124	$ 118	$ 121	$ 128
Allowance for credit losses, ending balance		600
Components:
Allowance for credit losses, loans	$ 600	$ 600						$ 600
Other revolving credit and installment [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member]
Components:
Allowance for credit losses, loans							600
Other revolving credit and installment [Member] | Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Components:
Allowance for credit losses, loans							$ 1,200